Note 21 - Business Segments (Detail) - Segment Reporting Information (USD $)	3 Months Ended		6 Months Ended				6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Wind Farm Development and Management [Member]	Jun. 30, 2011 Wind Farm Development and Management [Member]	Dec. 31, 2011 Wind Farm Development and Management [Member]	Dec. 31, 2010 Wind Farm Development and Management [Member]	Jun. 30, 2012 Wind Farm Ownership And Operation [Member]	Jun. 30, 2011 Wind Farm Ownership And Operation [Member]	Dec. 31, 2011 Wind Farm Ownership And Operation [Member]	Jun. 30, 2012 Consumer Owned Renewable Energy [Member]	Jun. 30, 2011 Consumer Owned Renewable Energy [Member]	Dec. 31, 2011 Consumer Owned Renewable Energy [Member]	Dec. 31, 2010 Consumer Owned Renewable Energy [Member]	Jun. 30, 2012 Consolidated [Member]	Jun. 30, 2011 Consolidated [Member]	Dec. 31, 2011 Consolidated [Member]	Dec. 31, 2010 Consolidated [Member]
Wind farm development/management							$ 597,702	$ 5,294,149	$ 8,623,706	$ 490,266					$ 2,464		$ 3,304	$ 597,702	$ 5,296,613	$ 8,623,706	$ 493,570
Turbine sales and service								207,285	617,534	275,004				63,478	156,726	322,767	770,295	63,478	364,011	950,301	1,045,299
Related party revenue									123,749	325,764										123,749	325,764
Electricity Sales											1,653,764	97,975	605,804					1,653,764	97,975	605,804
Construction contract revenue								1,802,102	5,242,048	4,396,947					9,859	32,049	6,563		1,803,087	5,274,097	4,403,510
Total revenue	1,878,615	1,086,522	15,577,657	6,268,143			597,702	7,419,785	14,607,037	5,487,981	1,653,764	97,975	605,804	63,478	160,175	364,816	780,162	3,084,974	7,677,935	15,577,657	6,268,143
Income (loss) from operations	(711,706)	(1,005,063)	4,887,883	(2,746,609)			(1,431,849)	3,948,154	5,099,493	(2,271,362)	464,911	(127,059)	(157,306)	(119,528)	(47,468)	(54,304)	(475,247)	(1,138,368)	3,773,627	4,887,883	(2,746,609)
Other income (expense), net	(393,962)	(14,958)	(69,878)	(31,556)			(82,311)	(17,058)	60,057	(10,165)	(558,174)	(12,403)	(109,700)	8,018	(10,336)	(20,235)	(21,391)	(648,503)	(39,797)	(69,878)	(31,556)
Income (loss) before income tax benefit	(1,105,668)	(1,020,021)	4,818,005	(2,778,165)			(1,514,160)	39,310,936	5,159,550	(2,281,527)	(93,263)	(139,462)	(267,006)	(127,546)	(57,804)	(74,539)	(496,638)	(1,786,871)	3,733,830	4,818,005	(2,778,165)
Identifiable assets at December 31							1,944,350	8,319,256	4,215,856	14,296,025	27,653,250	5,184,885	32,410,510	430,180	657,548	584,746	344,796	31,888,469	14,161,689	37,211,112	14,640,821
Corporate assets																		3,793,652	8,647,559	6,160,289	3,452,040
Total assets at December 31	$ 35,682,121		$ 35,682,121		$ 43,371,401	$ 18,092,861												$ 35,682,121	$ 22,809,248		$ 18,092,861